Related Party Disclosures	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 7 – RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2011, the Company paid $2,500 to an officer and director of the Company for legal fees.

As of June 30, 2011, the Company had $13,500 in an attorney trust account.  Since the attorney is also an officer and director of the Company and the Company recorded the balance as due from related party.  During August 2011, the Company attorney trust account has been closed and the remaining balance has been transferred to a bank account in the name of the Company.